Long-term debt:	9 Months Ended
Dec. 31, 2011
Long-term debt:
Long-term debt:
13.	Long-term debt:

	December 31, 2011	March 31, 2011
Subordinated debenture notes (a)	$35,398	$15,078
Long-term payable (b)	9,330	9,919
Senior financing (c)	24,871	—
Senior revolving financing (c)	11,360	—
Other bank financing (d)	2,557	—
Capital lease obligations (e)	2,629	225

	86,145	25,222
Current portion	(20,568)	(15,210)

	$65,577	$10,012

(a)	On September 23, 2011, the Company raised $35,398 (CDN$36,000) through the issuance of debentures to Macquarie Private Wealth Inc. (“Macquarie”) on a private placement basis.

The debentures are unsecured and subordinated to senior indebtedness, mature on September 22, 2014 and bear interest at 9% per annum, payable in cash semi-annually in arrears on March 15th and September 15th of each year during the term, commencing on March 15, 2012.

The debentures are redeemable at the option of the Company but cannot be redeemed on or prior to September 22, 2012. The debentures may be redeemed at a price equal to $1,150 per $1,000 principal amount of the debentures after September 22, 2012 and on or before March 22, 2013. After March 22, 2013 and before maturity, the debentures can be redeemed at a price equal to $1,100 per $1,000 principal amount.

The Company has paid to Macquarie a cash commission equal to 3.85% of the gross proceeds of the offering totaling $1,460 which is included in other assets (note 8) and amortized over the term of the debentures.

On July 3, 2011, the Company repaid the previously outstanding debentures plus accrued interest totaling $15,078.

(b)	On July 2, 2010, the Company acquired OMVL for $25,711. A portion of the purchase price amounting to $9,859 (€7,600) is payable on the third anniversary of the closing date. The difference between the carrying value of this liability and the principal amount is accreted to the principal amount using the effective interest rate of 3.72% over the term to maturity. The amount payable to the Sellers will be paid in full on maturity and is not subject to any interest payments. The amount outstanding is denominated in Euros, exposing the Company to foreign exchange changes. The amount is guaranteed to the sellers of OMVL by Banca Intesa S.p.A with a cross guarantee from the Bank of Montreal with a letter of credit for $10,387 (CDN$10,564).

(c)	The senior financing agreement bears interest at the 6-month Euribor plus 2.5% and its carrying value is recorded at amortized cost using the effective interest rate method. The principal repayment schedule of the remaining senior financing is as follows for the years ended December 31:

2012	$6,635
2013	3,658
2014	4,023
2015	4,389
2016	4,572
2017	2,286

$25,563

The senior revolving financing facility bears interest at the 6-month Euribor plus 2.5% (4.1% as at December 31, 2011) and will be repaid through two principal payments of $6,486 (€5,000) and $5,189 (€4,000) on March 31, 2016 and September 30, 2017, respectively.

The Company has pledged its interest in Emer as a general guarantee for its senior financing and senior revolving financing.

Throughout the entire term of these financing arrangements, the Company is required to meet certain financial and non-financial covenants. As of December 31, 2011, the Company is in compliance with all covenants under the financing arrangements.

(d)	Other bank financing consists of various unsecured bank financing arrangements that carry rates of interest ranging from 4% to 9.63% and are payable on maturity dates ranging from May 31, 2012 to June 30, 2016.

(e)	The Company has capital lease obligations that have initial terms of three to five years at interest rates ranging from 2.13% to 15.92%. The capital lease obligations require the following minimum annual payments during the respective fiscal years:

2012	$1,236
2013	935
2014	412
2015	241
2016	19
2017	2

2,845
Amount representing interest	(216)

$2,629

(f)	On September 29, 2011, the Company amended its credit facility that increased the maximum borrowings from CDN$20,000 to CDN$30,000. The credit facility is governed by a margin requirement limiting such borrowings to a calculated amount based on cash and investments held with the creditor. Borrowings may be drawn in the form of direct borrowings, letters of credit, foreign exchange forward contracts, and overdraft loans. Outstanding amounts on direct borrowings and overdraft loans drawn under this credit facility bear interest at the prime rate, and letters of credit bear interest at 0.75% per annum. As at December 31, 2011, no amounts of this credit facility were drawn (March 31, 2011 – $nil).